STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Managing Member [Member]	Investor Member [Member]	Total
Beginning balance, value at Dec. 31, 2016	$ 16,277,276	$ 18,576,410	$ 34,853,686
Capital Contributions	323,253	323,253	646,506
Net Income	(187,995)	(187,995)	(375,990)
Ending balance, value at Dec. 31, 2017	16,412,534	18,711,668	35,124,202
Capital Contributions	90,000	90,000	180,000
Capital Distributions	(30,637,000)	(30,637,000)	(61,274,000)
Net Income	18,915,047	16,802,509	35,717,556
Ending balance, value at Dec. 31, 2018	4,780,581	4,967,177	9,747,758
Capital Distributions	(5,241,616)	(5,241,616)	(10,483,232)
Net Income	516,176	516,176	1,032,352
Ending balance, value at Dec. 31, 2019	55,141	241,737	296,878
Net Income	(55,141)	(171,426)	(226,567)
Ending balance, value at Dec. 31, 2020		$ 70,311	$ 70,311